Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

14.       Subsequent Events

  Series B Preferred Stock Dividends: On January 16, 2018, the Company paid a dividend on its series B preferred stock, amounting to $0.5546875 per share, or $1,442, to its stockholders of record as of January 12, 2018.

  Annual Incentive Bonus: On February 21, 2018 the Company's Board of Directors approved the grant of 1,800,000 shares of restricted common stock awards to executive management and non-executive directors, pursuant to the Company's 2014 equity incentive plan. The fair value of the restricted shares based on the closing price on the date of the Board of Directors' approval was about $6,876 and will be recognized in income ratably over the restricted shares vesting period which will be 3 years.

  Loan Prepayment: On March 12, 2018 the Company received an amount of $8,379 as partial prepayment under the loan with Diana Containerships, decreasing the loan receivable to $74,238 (Note 4(b)).